Stock-based compensation plans - Summary of Unexercised Stock Acquisition Rights (Detail)	12 Months Ended
	Mar. 31, 2022 shares ¥ / shares	Mar. 31, 2022 shares $ / shares	Mar. 31, 2021 shares	Mar. 31, 2020 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise term	exercisable up to 10 years from the date of grant.
Number of share options outstanding in share-based payment arrangement	16,544,300	16,544,300	14,022,400	12,876,700
Series 22nd date of options Granted on November 22, 2011 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 22, 2011
Exercise term	November 22, 2012 to November 21, 2021
Exercise price | ¥ / shares	¥ 1,523
Number of share options outstanding in share-based payment arrangement	0	0	24,700
Series 23rd date of options Granted on November 22, 2011 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 22, 2011
Exercise term	November 22, 2012 to November 21, 2021
Exercise price | $ / shares		$ 19.44
Number of share options outstanding in share-based payment arrangement	0	0	77,500
Series 24th date of options Granted on December 4, 2012 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	December 4, 2012
Exercise term	December 4, 2013 to December 3, 2022
Exercise price | ¥ / shares	¥ 932
Number of share options outstanding in share-based payment arrangement	14,700	14,700	24,000
Series 25th date of options Granted on December 4, 2012 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	December 4, 2012
Exercise term	December 4, 2013 to December 3, 2022
Exercise price | $ / shares		$ 11.23
Number of share options outstanding in share-based payment arrangement	77,900	77,900	102,600
Series 26th date of options Granted on December 4, 2012 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 20, 2013
Exercise term	November 20, 2014 to November 19, 2023
Exercise price | ¥ / shares	¥ 2,007
Number of share options outstanding in share-based payment arrangement	47,000	47,000	88,500
Series 27th date of options Granted on November20, 2013 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 20, 2013
Exercise term	November 20, 2014 to November 19, 2023
Exercise price | $ / shares		$ 20.01
Number of share options outstanding in share-based payment arrangement	127,300	127,300	140,900
Series 28th date of options Granted on November20, 2014 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 20, 2014
Exercise term	November 20, 2015 to November 19, 2024
Exercise price | ¥ / shares	¥ 2,410.5
Number of share options outstanding in share-based payment arrangement	190,900	190,900	243,700
Series 29th date of options Granted on November20, 2014 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 20, 2014
Exercise term	November 20, 2015 to November 19, 2024
Exercise price | $ / shares		$ 20.67
Number of share options outstanding in share-based payment arrangement	154,100	154,100	167,300
Series 30th date of options Granted on November19, 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 19, 2015
Exercise term	November 19, 2016 to November 18, 2025
Exercise price | ¥ / shares	¥ 3,404
Number of share options outstanding in share-based payment arrangement	252,600	252,600	323,900
Series 31st date of options Granted on November19, 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 19, 2015
Exercise term	November 19, 2016 to November 18, 2025
Exercise price | $ / shares		$ 27.51
Number of share options outstanding in share-based payment arrangement	170,800	170,800	218,800
Series 32nd date of options Granted on November22, 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 22, 2016
Exercise term	November 22, 2017 to November 21, 2026
Exercise price | ¥ / shares	¥ 3,364
Number of share options outstanding in share-based payment arrangement	516,300	516,300	672,100
Series 33rd date of options Granted on November22, 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 22, 2016
Exercise term	November 22, 2017 to November 21, 2026
Exercise price | $ / shares		$ 31.06
Number of share options outstanding in share-based payment arrangement	367,900	367,900	446,200
Series 34th date of options Granted on November21, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 21, 2017
Exercise term	November 21, 2018 to November 20, 2027
Exercise price | ¥ / shares	¥ 5,231
Number of share options outstanding in share-based payment arrangement	572,500	572,500	872,800
Series 35th date of options Granted on November21, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 21, 2017
Exercise term	November 21, 2018 to November 20, 2027
Exercise price | $ / shares		$ 45.73
Number of share options outstanding in share-based payment arrangement	676,400	676,400	787,200
Series 36th date of options Granted on February28, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	February 28, 2018
Exercise term	February 28, 2019 to February 27, 2028
Exercise price | ¥ / shares	¥ 5,442
Number of share options outstanding in share-based payment arrangement	4,500	4,500	5,800
Series 37th date of options Granted on February28, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	February 28, 2018
Exercise term	February 28, 2019 to February 27, 2028
Exercise price | $ / shares		$ 50.39
Number of share options outstanding in share-based payment arrangement	15,000	15,000	15,000
Series 38th date of options Granted on November20, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 20, 2018
Exercise term	November 20, 2019 to November 19, 2028
Exercise price | ¥ / shares	¥ 6,440
Number of share options outstanding in share-based payment arrangement	977,800	977,800	1,290,600
Series 39th date of options Granted on November20, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 20, 2018
Exercise term	November 20, 2019 to November 19, 2028
Exercise price | $ / shares		$ 56.22
Number of share options outstanding in share-based payment arrangement	826,800	826,800	987,300
Series 40th date of options Granted on November20, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 20, 2019
Exercise term	November 20, 2020 to November 19, 2029
Exercise price | ¥ / shares	¥ 6,705
Number of share options outstanding in share-based payment arrangement	1,389,700	1,389,700	1,645,300
Series 41st date of options Granted on November20, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 20, 2019
Exercise term	November 20, 2020 to November 19, 2029
Exercise price | $ / shares		$ 60.99
Number of share options outstanding in share-based payment arrangement	1,190,800	1,190,800	1,393,400
Series 42nd date of options Granted on April17, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	April 17, 2020
Exercise term	April 17, 2021 to April 16, 2030
Exercise price | $ / shares		$ 63.75
Number of share options outstanding in share-based payment arrangement	13,300	13,300	20,000
Series 43rd date of options Granted on November18, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 18, 2020
Exercise term	November 18, 2021 to November 17, 2030
Exercise price | ¥ / shares	¥ 9,237
Number of share options outstanding in share-based payment arrangement	2,193,000	2,193,000	2,252,000
Series 44th date of options Granted on November18, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 18, 2020
Exercise term	November 18, 2021 to November 17, 2030
Exercise price | $ / shares		$ 87.48
Number of share options outstanding in share-based payment arrangement	1,974,800	1,974,800	2,222,800
Series 45th date of options Granted on November 18 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 18, 2021
Exercise term	November 18, 2022 to November 17, 2031
Exercise price | ¥ / shares	¥ 14,350
Number of share options outstanding in share-based payment arrangement	2,399,100	2,399,100	0
Series 46th date of options Granted on November 18 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 18, 2021
Exercise term	November 18, 2022 to November 17, 2031
Exercise price | $ / shares		$ 124.9
Number of share options outstanding in share-based payment arrangement	2,391,100	2,391,100	0